Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 21, 2016
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
THE HARTFORD HEALTHCARE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD HEALTHCARE FUND
Supplement [Text Block]	hmfic_SupplementTextBlock

MARCH 21, 2016

SUPPLEMENT TO

DOMESTIC EQUITY FUNDS

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS DATED MARCH 1, 2016

Effective April 1, 2016, the broad-based sector index used by The Hartford Healthcare Fund (the “Fund”) is changing to the S&P Composite 1500 Health Care Index due to the discontinuation of the S&P North American Health Care Sector Index.  Accordingly, the above referenced Prospectus is revised as follows:

(1) Effective April 1, 2016, under the heading “THE HARTFORD HEALTHCARE FUND SUMMARY SECTION - AVERAGE ANNUAL TOTAL RETURNS” in the Prospectus, the disclosure is deleted in its entirety and replaced with the following:

Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of two broad-based sector indices and a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund’s Class Y shares, which had different operating expenses. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2015 (including sales charges)

Share Classes	1 Year	5 Years	10 Years
Class A – Return Before Taxes	6.48%	21.01%	11.26%
– After Taxes on Distributions	3.17%	19.87%	10.44%
– After Taxes on Distributions and Sale of Fund Shares	6.30%	17.18%	9.23%
Share Classes (Return Before Taxes)
Class B	6.88%	21.18%	11.20%
Class C	10.89%	21.52%	11.10%
Class I	12.97%	22.76%	12.23%
Class R3	12.33%	22.09%	11.68%
Class R4	12.64%	22.45%	12.02%
Class R5	12.99%	22.81%	12.33%
Class Y	13.10%	22.92%	12.41%
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)*	7.41%	20.34%	10.94%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	6.72%	20.85%	11.31%

* Effective April 1, 2016, the broad-based sector index used by the Fund changed to the S&P Composite 1500 Health Care Index due to the discontinuation of S&P North American Health Care Sector Index.

(2) Effective April 1, 2016, the following information is added in the section entitled “Performance Notes — Indices” in the Prospectus:

The S&P Composite 1500 Health Care Index is an unmanaged capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the GICS health care sector.

This Supplement should be retained with your Prospectus for future reference.

THE HARTFORD HEALTHCARE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHAX
THE HARTFORD HEALTHCARE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHBX
THE HARTFORD HEALTHCARE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHCX
THE HARTFORD HEALTHCARE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHYX
THE HARTFORD HEALTHCARE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHIX
THE HARTFORD HEALTHCARE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHRX
THE HARTFORD HEALTHCARE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHSX
THE HARTFORD HEALTHCARE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHTX